Financial Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Non-current receivables and deposits	$ 50	$ 108
Marketable equity and debt securities carried at fair value	588	513
Derivative assets	420	143
Financial and other assets	$ 1,058	$ 764